UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance M. Breiland
Title:    General Counsel
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/   Lance M. Breiland  Minneapolis, MN     August 10, 2012
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              5
Form 13F Information Table Value Total:         $3,563
                                           (thousands)

List of Other Included Managers:

NONE

     FORM 13F INFORMATION TABLE

              COLUMN 1         COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5            COLUMN 6     COLUMN 7  COLUMN 8
                               TITLE OF               VALUE              SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER      CLASS        CUSIP     (x$1000)  AMOUNT   PRN  CALL  DISCRETION    MANAGERS SOLE    SHARED  NONE
ENERGY PARTNERS LTD            COM NEW      29270U303    604       35755 SH         SOLE                      35755
HUNTSMAN CORP                  COM          447011107    849       65615 SH         SOLE                      65615
LYONDELLBASELL INDUSTRIES N    SHS - A -    N53745100    609       15119 SH         SOLE                      15119
VANTAGE DRILLING COMPANY       ORD SHS      G93205113   1129      752370 SH         SOLE                     752370
YRC WORLDWIDE INC              NOTE 10% 3/3 984249AC6    372      730480 PRN        SOLE